GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS	12 Months Ended
Dec. 31, 2015
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS

10.	GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS

(in thousands of $)	2015	2014	2013
Gain on cancellation of newbuilding contracts;
- hull J0026	—	—	30,318
- hull J0027	—	—	26,953
- hull J0025	—	35,913	—
- hull J0028	—	28,923	—
- hull D2172	—	2,160	—
- hull D2173	—	1,993	—
- hull D2174	1,735	—	—
- hull J0106	23,140	—	—
- hull D2175	1,522	—	—
- hull D2176	1,522	—	—
- hull D2171	2,837	—	—
Gain on sale of newbuilding contracts;
- hull H1071	9,213	—	—
- hull H1072	9,978	—	—
- hull H1073	9,680	—	—
- hull H1074	9,908
- hull H1075	10,058	—	—
- hull H1076	9,901	—	—
- hull H1077	9,691	—	—
- hull H1078	9,738	—	—
	108,923	68,989	57,271

In April 2013, Frontline 2012 recorded a gain of $30.3 million following the receipt of $94.0 million in connection with the cancellation of its second newbuilding contract (hull J0026) at Zhousan Jinhaiwan Shipyard Co., Ltd, or Jinhaiwan. $44.9 million of the amount received was used to repay bank debt, which was secured on the cancelled newbuilding contract.

In August 2013, Frontline 2012 recorded a gain of $27.0 million following the receipt of $50.6 million in connection with the cancellation of its third newbuilding contract (hull J0027) at Jinhaiwan. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In April 2014, Frontline 2012 recorded a gain of $35.9 million following the receipt of $99.3 million in connection with the cancellation of its first newbuilding contract (hull J0025) at Jinhaiwan. $44.9 million of the amount received was used to repay bank debt, which was secured on the cancelled newbuilding contract.

In September 2014, Frontline 2012 recorded a gain of $28.9 million following the receipt of $52.4 million in connection with the cancellation of its fourth newbuilding contract (hull J0028) at Jinhaiwan. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In September 2014, Frontline 2012 recorded a gain of $2.2 million following the receipt of $11.0 million in connection with the cancellation in July 2014 of hull D2172 at STX (Dalian) Shipbuilding Co., Ltd, or STX Dalian. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In October 2014, Frontline 2012 recorded a gain of $2.0 million following the receipt of $11.1 million in connection with the cancellation in September 2014 of hull D2173 at STX Dalian. There was no bank debt secured on this cancelled newbuilding contract and so none of the amount received was used to repay bank debt.

In January 2015, Frontline 2012 recorded a gain of $1.7 million following the receipt of $7.6 million in connection with the cancellation in December 2014 of hull D2174 at STX Dalian. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In June 2015, Frontline 2012 recorded a gain of $23.1 million following the receipt of $24.7 million in connection with the cancellation in October 2013 of hull J0106 at Jinhaiwan. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In August 2015, Frontline 2012 recorded a total gain of $3.0 million following the receipt of $7.3 million for each vessel in connection with the cancellation in June 2015 of hulls D2175 and D2176 at STX Dalian. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In October 2015, Frontline 2012 recorded a gain of $2.8 million following the receipt of $11.9 million in connection with the cancellation in May 2014 of hull D2171 at STX Dalian. There was no bank debt secured on this cancelled newbuilding and so none of the amount received was used to repay bank debt.

In January 2014, Frontline 2012 received $139.2 million from Avance Gas, an equity investee, in connection with the agreed sale of eight VLGC newbuildings to Avance Gas immediately following their delivery to Frontline 2012 from the yard. This receipt was placed in a restricted account to be used for installments to be paid by Frontline 2012, past and future construction supervision costs and it also included a profit element to be transferred to cash and cash equivalents on delivery of each newbuilding. All vessels were delivered in 2015 and Frontline 2012 recognized an aggregate gain on sale of $78.2 million.